Provisions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Provisions

14 Provisions

Provisions by type
	2017	2016
Reorganisation provisions	1,097	1,482
Other provisions	616	546

	1,713	2,028

Reorganisation provisions

Changes in reorganisation provisions
	2017	2016
Opening balance	1,482	670
Additions	53	1,202
Unused amounts reversed	–58	–13
Utilised	–369	–365
Exchange rate differences	–1	–5
Other changes	–10	–7

Closing balance	1,097	1,482

ING Group recognised an additional reorganisation provision of EUR 1,032 million in 2016, for the intended workforce reductions per the intended digital transformation programmes. The intended initiatives are expected to result in a reduction of ING’s workforce mainly in Belgium and the Netherlands during 2016 to 2021.

In 2017, changes in the reorganisation provisions was mainly attributable to existing initiatives following the intended digital transformation programmes of ING Bank.

These initiatives are implemented over a period of several years and the estimate of the reorganisation provisions is inherently uncertain. The provision at the balance sheet date represents the best estimate of the expected redundancy costs and are expected to be sufficient to cover these costs.

Other provisions

Changes in other provisions
	Litigation		Other		Total
	2017	2016	2017	2016	2017	2016
Opening balance	353	187	193	107	546	294
Additions	186	235	135	120	321	355
Unused amounts reversed	–90	–46	–73	–6	–163	–52
Utilised	–82	–28	–23	–19	–105	–47
Exchange rate differences	–3	–1	–8	–1	–11	–2
Other changes	1	6	27	–8	28	–2

Closing balance	365	353	251	193	616	546

In 2017, Other provisions – other includes a provision related to Letters of Credit/Guarantees of EUR 104 million. As at 31 December 2017, amounts expected to be settled within twelve months, amount to EUR 448 million. The amounts included in Other provisions are based on best estimates with regard to amounts and timing of cash flows required to settle the obligation.

Included in Other provisions – Litigation in 2017 and 2016, is a provision related to floating interest rate derivatives that were sold in the Netherlands. Also included in this line in 2017, is a provision recognised for reimbursement of expenses associated to the formalization of mortgages at ING Spain and a provision recognised for a discontinued business in ING Luxembourg. Reference is made to Note 26 ‘Other operating expenses’ and Note 45 ‘Legal proceedings’.